LEASE COMMITMENTS	12 Months Ended
Dec. 31, 2012
LEASE COMMITMENTS [Abstract]
LEASE COMMITMENTS

NOTE 6 - LEASE COMMITMENTS:

The Company owns its offices and warehouse facilities in New Jersey and Florida. The Company leased its office and warehouse space in Indiana under a non-cancelable agreement which expires September 30, 2013 and requires various minimum annual rentals.

Future minimum lease payments in each of the years subsequent to December 31, 2013 are as follows:

Year Ending December 31,	Amount

2013	9,390
Total	$9,390